Portfolio of Investments October 31, 2024
NPFD
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION   RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 157.0%    (99.6% of Total Investments)
532293474
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 108.2% (68.7% of Total
Investments) 532293474
AUTOMOBILES & COMPONENTS - 3.7% (2.3% of Total Investments)
$ 10,476,000 (a) General Motors Financial Co Inc 5.750 % N/A $ 10,150,893
8,195,000 (a) General Motors Financial Co Inc 5.700 N/A 7,908,980
TOTAL AUTOMOBILES & COMPONENTS 18,059,873
BANKS - 38.3% (24.3% of Total Investments)
5,000,000 (a) Bank of America Corp 5.875 N/A 5,046,185
1,775,000 (a) Bank of America Corp 6.300 N/A 1,798,982
2,219,000 (a) Bank of America Corp 6.100 N/A 2,216,114
1,470,000 Bank of Montreal 7.700 05/26/84 1,537,388
1,206,000 Bank of Montreal 7.300 11/26/84 1,255,289
3,090,000 (b) Bank of Nova Scotia/The 8.000 01/27/84 3,264,604
3,014,000 (a) Citigroup Inc 7.000 N/A 3,189,774
3,375,000 (a) Citigroup Inc 5.950 N/A 3,362,871
2,875,000 (a) Citigroup Inc 6.250 N/A 2,909,474
5,351,000 (a) Citigroup Inc 7.125 N/A 5,497,553
1,650,000 (a) Citigroup Inc 7.375 N/A 1,725,301
13,100,000 (a) Citigroup Inc 7.625 N/A 13,938,617
2,500,000 (a),(c) Citizens Financial Group Inc (TSFR3M + 3.419%) 8.008 N/A 2,484,698
3,680,000 (a) Citizens Financial Group Inc 4.000 N/A 3,488,100
6,050,000 (a) CoBank ACB 6.450 N/A 6,076,723
50,000 (a),(d) Farm Credit Bank of Texas 5.700 N/A 49,498
50,000 (a),(d) Farm Credit Bank of Texas 6.200 N/A 49,250
2,224,000 (a),(c) Fifth Third Bancorp (TSFR3M + 3.295%) 7.898 N/A 2,215,002
3,271,000 (a) Fifth Third Bancorp 4.500 N/A 3,221,992
7,070,000 (a),(c) First Citizens BancShares Inc /NC (TSFR3M + 4.234%) 9.180 N/A 7,211,294
8,400,000 (a) Huntington Bancshares Inc /OH 5.625 N/A 8,365,615
17,767,000 (a) JPMorgan Chase & Co 6.875 N/A 18,774,051
1,755,000 (a) KeyCorp 5 .000 N/A 1,686,962
8,000,000 (a) M&T Bank Corp 5.125 N/A 7,878,307
3,534,000 (a) PNC Financial Services Group Inc /The 5.000 N/A 3,490,582
5,735,000 (a) PNC Financial Services Group Inc /The 6.250 N/A 5,741,286
3,990,000 (a) PNC Financial Services Group Inc /The 6.200 N/A 4,023,344
3,057,000 (a),(c) PNC Financial Services Group Inc /The (TSFR3M + 3.302%) 8.317 N/A 3,064,432
2,445,000 (a) PNC Financial Services Group Inc /The 6.000 N/A 2,447,672
2,470,000 (a) Regions Financial Corp 5.750 N/A 2,462,164
3,495,000 Toronto-Dominion Bank/The 8.125 10/31/82 3,682,524
8,195,000 (a) Truist Financial Corp 5.100 N/A 7,954,404
8,209,000 (a) Truist Financial Corp 6.669 N/A 8,165,167
7,970,000 (a),(c) Truist Financial Corp (TSFR3M + 3.364%) 8.310 N/A 7,974,368
5,000,000 (a) US Bancorp 5.300 N/A 4,937,104
12,345,000 (a) Wells Fargo & Co 7.625 N/A 13,268,332
7,874,000 (a) Wells Fargo & Co 6.850 N/A 8,118,196
4,608,000 (a) Wells Fargo & Co 3.900 N/A 4,462,768
1,200,000 (a),(c) Zions Bancorp NA (3-Month LIBOR + 4.440%) 9.648 N/A 1,187,573
TOTAL BANKS 188,223,560
CAPITAL GOODS - 3.2% (2.0% of Total Investments)
3,200,000 (d) AerCap Global Aviation Trust 6.500 06/15/45 3,196,686
2,101,000 (a) Air Lease Corp 6.000 N/A 2,069,402
4,841,000 (a) Air Lease Corp 4.650 N/A 4,694,935
2,897,000 (a) Air Lease Corp 4.125 N/A 2,720,559
3,673,000 (d) ILFC E-Capital Trust I 6.565 12/21/65 2,934,853
TOTAL CAPITAL GOODS 15,616,435
ENERGY - 10.1% (6.4% of Total Investments)
2,350,000 Enbridge Inc 6.000 01/15/77 2,325,719
6,360,000 Enbridge Inc 7.625 01/15/83 6,741,314
8,546,000 (b) Enbridge Inc 5.500 07/15/77 8,290,044
6,956,000 Enbridge Inc 8.500 01/15/84 7,728,401
4,279,000 (a) Energy Transfer LP 7.125 N/A 4,349,646

Portfolio of Investments October 31, 2024
(continued)
NPFD

PRINCIPAL/
SHARES   DESCRIPTION   RATE MATURITY VALUE
ENERGY (continued)
$ 5,345,000 (a) Energy Transfer LP 6.500 % N/A $ 5,328,149
761,000 (a) Energy Transfer LP 6.625 N/A 744,927
1,570,000 Energy Transfer LP 8.000 05/15/54 1,663,564
3,554,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 3,690,964
1,460,000 Transcanada Trust 5.500 09/15/79 1,402,517
2,155,000 Transcanada Trust 5.600 03/07/82 2,057,082
4,000,000 Transcanada Trust 5.625 05/20/75 3,957,543
1,500,000 Transcanada Trust 5.875 08/15/76 1,494,609
TOTAL ENERGY 49,774,479
FINANCIAL SERVICES - 19.4% (12.3% of Total Investments)
3,350,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 3,453,186
4,200,000 (a) Ally Financial Inc 4.700 N/A 3,407,628
2,320,000 (a) Ally Financial Inc 4.700 N/A 2,087,109
3,785,000 (a) American Express Co 3.550 N/A 3,582,681
2,405,000 (a) Bank of New York Mellon Corp/The 4.700 N/A 2,384,750
3,250,000 (a),(d) Capital Farm Credit ACA 5.000 N/A 3,136,254
3,845,000 (a) Capital One Financial Corp 3.950 N/A 3,618,388
10,128,000 (a) Charles Schwab Corp/The 5.375 N/A 10,075,663
5,000,000 (a) Charles Schwab Corp/The 4.000 N/A 4,798,487
350,000 (a),(d) Compeer Financial ACA 4.875 N/A 336,000
1,745,000 (a) Discover Financial Services 6 .125 N/A 1,740,197
3,690,000 (a) Discover Financial Services 5.500 N/A 3,521,315
6,310,000 (a) Equitable Holdings Inc 4.950 N/A 6,240,890
5,249,000 (a) Goldman Sachs Group Inc /The 6.125 N/A 5,206,250
5,890,000 (a) Goldman Sachs Group Inc /The 5.300 N/A 5,865,911
9,875,000 (a) Goldman Sachs Group Inc /The 7.379 N/A 9,914,253
5,140,000 (a) Goldman Sachs Group Inc /The 7.500 N/A 5,495,354
6,071,000 (a) Goldman Sachs Group Inc /The 7.500 N/A 6,365,738
5,700,000 (a) Goldman Sachs Group Inc /The 4.125 N/A 5,458,067
4,250,000 (a) State Street Corp 6.700 N/A 4,375,434
4,352,000 (a) Voya Financial Inc 7.758 N/A 4,591,926
TOTAL FINANCIAL SERVICES 95,655,481
INSURANCE - 18.1% (11.5% of Total Investments)
2,595,000 Aegon Ltd 5.500 04/11/48 2,566,724
2,250,000 (b) American International Group Inc 5.750 04/01/48 2,244,682
8,045,000 (b) Assurant Inc 7.000 03/27/48 8,180,959
3,000,000 (d) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 2,741,945
3,050,000 (b) AXIS Specialty Finance LLC 4.900 01/15/40 2,899,180
3,982,000 Corebridge Financial Inc 6.375 09/15/54 3,964,732
1,000,000 Enstar Finance LLC 5.750 09/01/40 982,965
6,115,000 Enstar Finance LLC 5.500 01/15/42 5,732,793
10,345,000 (a) Markel Group Inc 6.000 N/A 10,328,118
2,000,000 MetLife Inc 10.750 08/01/39 2,775,812
6,495,000 (a) MetLife Inc 5.875 N/A 6,532,794
3,395,000 Prudential Financial Inc 5.125 03/01/52 3,280,803
3,248,000 (b) Prudential Financial Inc 6.750 03/01/53 3,450,441
6,688,000 Prudential Financial Inc 6.500 03/15/54 6,976,233
3,600,000 (a),(d) QBE Insurance Group Ltd 5.875 N/A 3,586,949
7,735,000 QBE Insurance Group Ltd, Reg S 6.750 12/02/44 7,746,324
13,500,000 (a),(d) SBL Holdings Inc 7.000 N/A 12,212,274
3,415,000 (a),(d) SBL Holdings Inc 6.500 N/A 2,935,432
TOTAL INSURANCE 89,139,160
MEDIA & ENTERTAINMENT - 0.9% (0.6% of Total Investments)
2,566,000 (a),(d) Farm Credit Bank of Texas 7.750 N/A 2,686,448
2,375,000 Paramount Global 6.375 03/30/62 2,198,793
TOTAL MEDIA & ENTERTAINMENT 4,885,241
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6% (0.4% of Total Investments)
2,713,000 (d) EUSHI Finance Inc 7.625 12/15/54 2,809,168
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,809,168

PRINCIPAL/
SHARES   DESCRIPTION   RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 2.1% (1.4% of Total Investments)
$ 10,000,000 Vodafone Group PLC 7.000% 04/04/79 $ 10,474,120
TOTAL TELECOMMUNICATION SERVICES 10,474,120
UTILITIES - 11.8% (7.5% of Total Investments)
1,300,000 (d) AES Andes SA 8.150 06/10/55 1,327,737
1,700,000 (d) AES Andes SA 6.350 10/07/79 1,689,288
1,635,000 AES Corp/The 7.600 01/15/55 1,694,451
1,302,000 (d) AltaGas Ltd 7.200 10/15/54 1,305,239
2,600,000 American Electric Power Co Inc 3.875 02/15/62 2,452,793
2,500,000 CMS Energy Corp 4.750 06/01/50 2,404,586
3,593,000 Dominion Energy Inc 7.000 06/01/54 3,822,955
1,539,000 Duke Energy Corp 6.450 09/01/54 1,564,197
1,445,000 (a) Edison International 5.375 N/A 1,430,612
3,910,000 (a) Edison International 5.000 N/A 3,805,575
12,143,000 (b) Emera Inc 6.750 06/15/76 12,157,972
4,322,000 (b) Entergy Corp 7.125 12/01/54 4,418,722
3,174,000 (b) NextEra Energy Capital Holdings Inc 6.750 06/15/54 3,323,603
982,000 PG&E Corp 7.375 03/15/55 1,014,326
3,400,000 Sempra 4.125 04/01/52 3,224,944
3,210,000 (a) Sempra 4.875 N/A 3,183,016
2,000,000 Southern Co/The 4.000 01/15/51 1,957,830
1,560,000 (a),(d) Vistra Corp 8.000 N/A 1,602,368
2,850,000 (a),(d) Vistra Corp 8.875 N/A 3,042,033
2,215,000 (a),(d) Vistra Corp 7.000 N/A 2,233,710
TOTAL UTILITIES 57,655,957
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $548,498,315) 532,293,474
SHARES   DESCRIPTION   RATE VALUE
79014910 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 16.1% (10.2% of Total Investments) 79014910
BANKS - 3.7% (2.4% of Total Investments)
21,500 CoBank ACB 6.200 2,133,873
121,601 Fifth Third Bancorp 9.296 3,122,714
62,700 KeyCorp 6.125 1,595,715
297,600 KeyCorp 6.200 7,425,120
163,723 Regions Financial Corp 5.700 4,115,996
TOTAL BANKS 18,393,418
CAPITAL GOODS - 0.4% (0.2% of Total Investments)
72,300 WESCO International Inc 10.625 1,879,800
TOTAL CAPITAL GOODS 1,879,800
FINANCIAL SERVICES - 1.9% (1.2% of Total Investments)
143,950 Morgan Stanley 6.625 3,800,280
211,000 Voya Financial Inc 5.350 5,399,490
TOTAL FINANCIAL SERVICES 9,199,770
FOOD, BEVERAGE & TOBACCO - 2.1% (1.3% of Total Investments)
253,375 CHS Inc 7.100 6,557,345
132,200 CHS Inc 6.750 3,349,948
4,400 (d) Dairy Farmers of America Inc 7.875 417,381
TOTAL FOOD, BEVERAGE & TOBACCO 10,324,674
INSURANCE - 8.0% (5.1% of Total Investments)
290,550 American National Group Inc 5.950 7,298,616
160,150 American National Group Inc 6.625 4,066,209
340,200 Aspen Insurance Holdings Ltd 8.915 9,011,898
194,775 Athene Holding Ltd 6.350 4,883,009
157,150 Athene Holding Ltd 6.375 3,950,751
131,900 Enstar Group Ltd 7.000 2,821,341
188,600 Reinsurance Group of America Inc 5.750 4,699,912

Portfolio of Investments October 31, 2024
(continued)
NPFD

SHARES   DESCRIPTION   RATE VALUE
INSURANCE (continued)
93,300 Reinsurance Group of America Inc 7.125% $ 2,485,512
TOTAL INSURANCE 39,217,248
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $85,521,286) 79,014,910
PRINCIPAL DESCRIPTION   (e) RATE MATURITY VALUE
154652312 CONTINGENT CAPITAL SECURITIES - 31.5% (19.9% of Total Investments) 154652312
BANKS - 25.5% (16.2% of Total Investments)
$ 1,000,000 (a),(d) Australia & New Zealand Banking Group Ltd/United Kingdom 6.750 N/A 1,013,309
1,980,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.500 N/A 1,980,428
2,495,000 (a) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 2,408,003
3,075,000 (a) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 3,329,512
715,000 (a),(d) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 703,204
1,595,000 (a),(d) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 1,582,630
5,200,000 (a) Banco Santander SA 9.625 N/A 5,988,622
1,800,000 (a) Banco Santander SA 4.750 N/A 1,705,340
4,200,000 (a) Banco Santander SA 8.000 N/A 4,375,518
5,490,000 (a) Barclays PLC 8.000 N/A 5,674,508
1,960,000 (a) Barclays PLC 6.125 N/A 1,949,276
3,083,000 (a) Barclays PLC 9.625 N/A 3,392,468
1,513,000 (a),(d) BNP Paribas SA 7.000 N/A 1,506,237
2,150,000 (a),(d) BNP Paribas SA 9.250 N/A 2,318,803
2,430,000 (a),(d) BNP Paribas SA 8.500 N/A 2,537,220
3,770,000 (a),(d) BNP Paribas SA 8.000 N/A 3,920,408
1,997,000 (a),(d) BNP Paribas SA 7.375 N/A 2,015,009
4,801,000 (a),(d) BNP Paribas SA 7.750 N/A 4,972,084
4,941,000 (a),(d) Credit Agricole SA 6.700 N/A 4,802,560
5,240,000 (a),(d) Credit Agricole SA 8.125 N/A 5,375,454
7,560,000 (a) HSBC Holdings PLC 8.000 N/A 7,932,390
4,539,000 (a) HSBC Holdings PLC 6.950 N/A 4,520,000
3,763,000 (a) HSBC Holdings PLC 6.875 N/A 3,778,948
975,000 (a) HSBC Holdings PLC 6.500 N/A 971,211
4,553,000 (a) HSBC Holdings PLC 6.375 N/A 4,553,291
335,000 (a) ING Groep NV 5.750 N/A 331,206
6,795,000 (a) ING Groep NV, Reg S 7.500 N/A 6,957,400
4,413,000 (a),(d) Intesa Sanpaolo SpA 7.700 N/A 4,406,809
6,996,000 (a) Lloyds Banking Group PLC 8.000 N/A 7,290,944
784,000 (a) Lloyds Banking Group PLC 6.750 N/A 751,792
1,500,000 (a),(d) Macquarie Bank Ltd/London 6.125 N/A 1,508,983
4,400,000 (a) NatWest Group PLC 8.125 N/A 4,714,882
2,625,000 (a) NatWest Group PLC 8.000 N/A 2,658,193
1,589,000 (a),(d) Nordea Bank Abp 6.300 N/A 1,519,253
1,559,000 (a),(d) Nordea Bank Abp 6.625 N/A 1,566,811
3,631,000 (a),(d) Societe Generale SA 10.000 N/A 3,868,954
1,487,000 (a),(d) Societe Generale SA 8.000 N/A 1,506,789
1,680,000 (a),(d) Societe Generale SA 9.375 N/A 1,757,045
770,000 (a),(d) Societe Generale SA 8.500 N/A 770,116
1,700,000 (a),(d) Standard Chartered PLC 7.750 N/A 1,748,503
755,000 (a),(d) Standard Chartered PLC 6.000 N/A 753,525
TOTAL BANKS 125,417,638
FINANCIAL SERVICES - 5.4% (3.3% of Total Investments)
1,800,000 (a) Deutsche Bank AG 7.500 N/A 1,797,609
4,290,000 (a) Deutsche Bank AG 6.000 N/A 4,193,596
1,800,000 (a) Deutsche Bank AG, Reg S 4.789 N/A 1,754,415
3,853,000 (a),(d) UBS Group AG 9.250 N/A 4,460,976
2,465,000 (a),(d) UBS Group AG 7.750 N/A 2,584,254
4,325,000 (a),(d) UBS Group AG 9.250 N/A 4,712,905
6,872,000 (a) UBS Group AG, Reg S 6.875 N/A 6,883,957
TOTAL FINANCIAL SERVICES 26,387,712

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL   DESCRIPTION   (e) RATE MATURITY VALUE
INSURANCE - 0.6% (0.4% of Total Investments)
$ 2,755,000 (a) Phoenix Group Holdings PLC, Reg S 8.500 % N/A $ 2,846,962
TOTAL INSURANCE 2,846,962
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $154,764,757) 154,652,312
PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
3906251 CORPORATE BONDS - 0.8% (0.5% of Total Investments) 3906251
ENERGY - 0.3% (0.2% of Total Investments)
1,600,000 TransCanada PipeLines Ltd 2.490 05/15/67 1,481,168
TOTAL ENERGY 1,481,168
FINANCIAL SERVICES - 0.5% (0.3% of Total Investments)
9,004,000 (f) Credit Suisse Group AG 0.000 01/17/72 1,057,970
2,460,000 (f) Credit Suisse Group AG 7.500 06/11/72 289,050
5,850,000 (f) Credit Suisse Group AG 6.380 02/21/72 687,375
3,325,000 (f) Credit Suisse Group AG 7.500 01/17/72 390,688
TOTAL FINANCIAL SERVICES 2,425,083
TOTAL CORPORATE BONDS
(Cost $23,094,093) 3,906,251
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
2,142,878 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4% (0.3% of Total Investments) 2,142,878
2,062,000 CoBank ACB 7.250 07/01/73 2,142,878
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,062,000) 2,142,878
TOTAL LONG-TERM INVESTMENTS
(Cost $813,940,451) 772,009,825
PRINCIPAL DESCRIPTION   RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%  (0.4% of Total Investments)
2,950,000 REPURCHASE AGREEMENTS - 0.6% (0.4% of Total Investments) 2,950,000
2,950,000 (g) Fixed Income Clearing Corporation 4.800 11/01/24 2,950,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,950,000) 2,950,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,950,000) 2,950,000
TOTAL INVESTMENTS - 157.6%
(Cost $ 816,890,451 ) 774,959,825
BORROWINGS - (35.4)% (h),( i ) (174,314,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (5.6)%(j) (27,686,173)
TFP SHARES, NET - (17.2)%(k) (84,510,930)
OTHER ASSETS & LIABILITIES, NET -  0.6% 3,371,883
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 491,820,605

Portfolio of Investments October 31, 2024
(continued)
NPFD

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 532,293,474 $ – $ 532,293,474
$25 Par (or similar) Retail Preferred 79,014,910 – – 79,014,910
Contingent Capital Securities – 154,652,312 – 154,652,312
Corporate Bonds – 1,481,168 2,425,083 3,906,251
U.S. Government and Agency Obligations – 2,142,878 – 2,142,878
Short-Term Investments:
Repurchase Agreements – 2,950,000 – 2,950,000
Total
$ 79,014,910 $ 693,519,832 $ 2,425,083 $ 774,959,825
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $38,404,420 have been pledged as collateral for reverse repurchase agreements.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $113,895,318 or 14.7% of Total Investments.
(e) Contingent Capital Securities (“ CoCos ”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Agreement with Fixed Income Clearing Corporation, 4.800% dated 10/31/24 to be repurchased at $2,950,393 on 11/1/24, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 11/15/49, valued at $3,009,036.
(h) Borrowings as a percentage of Total Investments is 22.5%.
( i ) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $306,051,006 have been pledged as collateral for borrowings.
(j) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 3.6%.
(k) TFP Shares, Net as a percentage of Total Investments is 10.9%.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month